Taxation - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation
Unrecognised DTA	$ 428	$ 441	$ 444
Trading and capital losses expiring. | Within 10 years
Taxation
Temporary differences	2	33	4
Unrecognised DTA		9	1
Trading and capital losses expiring. | More than 10 years
Taxation
Temporary differences		1	4
Unrecognised DTA			1
Trading and capital losses expiring. | Indefinite
Taxation
Temporary differences	234	218	175
Unrecognised DTA	63	62	51
Tax credits and State tax losses expiring | Within 10 years
Taxation
Unrecognised DTA	36	44	40
Tax credits and State tax losses expiring | More than 10 years
Taxation
Unrecognised DTA	255	259	281
Tax credits and State tax losses expiring | Indefinite
Taxation
Unrecognised DTA	74	67	70
Capital losses expiring
Taxation
Unrecognised DTA	365	370	391
Capital losses expiring | Indefinite
Taxation
Temporary differences	236	252	183
Unrecognised DTA	$ 63	$ 71	$ 53